Earnings per share - summary of earnings per share calculations (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Earnings per share - basic, Earnings	£ 4,490	£ 4,471
Earnings per share - diluted, Earnings	4,490	4,471
Adjusted earnings per share - basic, Earnings	3,573	3,779
Adjusted earnings per share - diluted, Earnings	3,573	3,779
Headline basic earnings per share, Earnings	3,698	3,500
Headline diluted earnings per share, Earnings	£ 3,698	£ 3,500
Earnings per share - basic (in shares)	2,194,000,000	2,223,000,000
Earnings per share - diluted (in shares)	2,205,000,000	2,232,000,000
Adjusted earnings per share - basic (in shares)	2,194,000,000	2,223,000,000
Adjusted earnings per share - diluted (in shares)	2,205,000,000	2,232,000,000
Headline earnings per share - basic (in shares)	2,194,000,000	2,223,000,000
Headline earnings per share - diluted (in shares)	2,205,000,000	2,232,000,000
Earnings per share, basic (in GBP per share)	£ 2.046	£ 2.011
Earnings per share - diluted (in GBP per share)	2.036	2.003
Adjusted earnings per share - basic (in GBP per share)	1.629	1.700
Adjusted earnings per share - diluted (in GBP per share)	1.620	1.693
Headline earnings per share - basic (in GBP per share)	1.685	1.575
Headline earnings per share - diluted (in GBP per share)	1.677	1.568
Effect of the changes in provision in relation to the Approved Plans in Canada (in GBP per share)	(0.191)	0
Adjusted diluted earnings per share (in GBP per share)	£ 1.620	£ 1.693